Document And Entity Information	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Avalanche Treasury Corporation
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002092446
Amendment Flag	false